Income tax receivables and payables (Tables)	12 Months Ended
Dec. 31, 2021
Income tax receivables and payables
Schedule of income tax receivables and payables

	December 31, 2021				December 31, 2020
	Receivables		Payables		Receivables		Payables
(€ million)	Current	Non Current	Current	Non Current	Current	Non Current	Current	Non Current
Income taxes	195	108	648	374	184	153	243	360